INCOME TAXES (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 34,111	$ 5,243	¥ 32,601
Accrued expenses	6,638	1,020	4,590
Others	1,971	303	1,422
Less: Valuation allowance	(32,002)	(4,919)	(25,491)
Deferred tax assets	10,718	1,647	13,122
Deferred tax liabilities:
Long-lived assets arising from acquisitions	1,094	168	0
Outside basis difference on investment in WFOE	7,620	1,171	3,174
Revenue recognition	3,385	521	8,931
Deferred income tax liabilities, net	12,099	1,860	12,105
Deferred tax assets	2,404	369	4,087
Deferred tax liabilities	(3,785)	(582)	(3,070)
Net deferred tax assets/(liabilities)	¥ (1,381)	$ (213)	¥ 1,017